Supplement to the
Fidelity® Variable Insurance Products
Stock Selector All Cap Portfolio Initial Class, Service Class and Service Class 2
October 20, 2021
Prospectus

The following information supplements information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

It is expected that Mr. Simes will retire effective on or about December 31, 2022. At that time, he will no longer serve as a co-manager for the fund.

The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

It is expected that Mr. Simes will retire effective on or about December 31, 2022. At that time, he will no longer serve as a co-manager for the fund.

VSASS2-22-01 1.9905430.100	April 1, 2022

Supplement to the
Fidelity® Variable Insurance Products
Stock Selector All Cap Portfolio Investor Class
October 20, 2021
Prospectus

The following information supplements information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

It is expected that Mr. Simes will retire effective on or about December 31, 2022. At that time, he will no longer serve as a co-manager for the fund.

The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

It is expected that Mr. Simes will retire effective on or about December 31, 2022. At that time, he will no longer serve as a co-manager for the fund.

VSACI-22-01 1.9905431.100	April 1, 2022